Total
Tema Global Royalties ETF
TEMA GLOBAL ROYALTIES ETF – FUND SUMMARY
Investment Objective
Tema Global Royalties ETF (the “Fund”) seeks to provide a balance of long-term growth and current income.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema Global Royalties ETF Tema Global Royalties ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1]	Tema Global Limited (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time. The Adviser may not terminate the fee waiver during the contractual period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema Global Royalties ETF | Tema Global Royalties ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Global Royalties ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that earn, in normal circumstances, at least 80% of their revenue from royalty income, royalty-related income and intellectual property income.

A royalty is a payment or stream of payments received by an entity for the ongoing and contractual use, by another entity, of an asset, including copyrighted works, intellectual property, franchises, and natural resources. Royalties streams are created when the owner of physical assets or intellectual property rights (in industries including music, pharmaceuticals and information technology) licenses such rights or assets in return for royalty payments. Royalties also include extractive industry royalties, where in exchange for an ongoing or upfront payment a company will sell interests in future revenue or production. The aforementioned universe will therefore consist of companies that earn, in normal circumstances, at least 80% of their revenue from royalty income, royalty-related income and intellectual property income and be classified in one of the following sub-industries: healthcare and biotechnology, materials and metals & mining, communication services and media & entertainment, and the energy sector. The Fund may also invest in publicly-traded master limited partnerships (“MLPs”) and royalty trusts, unit trusts or closed-ended funds that meet the above criteria.

Under normal market conditions, the Fund will invest significantly (e.g., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the fund would invest at least 30% of its assets) in companies organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

The Fund’s investment strategy emphasizes current distributions and dividends paid to shareholders. The Adviser believes that a professionally managed portfolio of higher dividend paying companies in the healthcare and biotechnology, materials and metals and mining, communication services and media and entertainment, and the energy sector offer an attractive balance of income and growth, when earning through a royalty. The Adviser believes that the predominantly revenue-based nature of a royalty business reduces the cyclical, operational and financial risks of the underlying business and allows for a predictable income stream.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to prospective royalty earnings streams. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector and company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (e.g. screening based on income generation capacity and balance sheet strength) and the Adviser’s own expertise, used together to narrow down the specific thematic research universe.

Once this is defined, “bottom up” security analysis involves the Adviser first combining a detailed fundamental research profile of each royalty company, assessing, among other things, business model, management incentives and track record, and balance sheet. This also involves analysis of the operating company that streams a portion of their revenues to the royalty company. Second, Adviser assesses the attractiveness of valuation, primarily using discounted free cash flow analysis.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.

Tema Beverages ETF
TEMA BEVERAGES ETF – FUND SUMMARY
Investment Objective
Tema Beverages ETF (the “Fund”) seeks to provide long-term growth.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema Beverages ETF Tema Beverages ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1]	Tema Global Limited (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema Beverages ETF | Tema Beverages ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Tema Beverages ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that are economically tied to the beverages industry. For the purposes of the foregoing policy, a company is considered economically tied to the aforementioned industry if it is classified in the Beverages Industry of the Food, Beverage & Tobacco Industry Group, within the Consumer Staples Sector using the Global Industry Classification Standards (GICS) classification standard. The Fund will therefore invest in (i) Producers of beer and malt liquors including breweries; (ii) producers, distillers, vintners, blenders and shippers of alcoholic beverages; and (iii) manufacturers, producers, bottlers and distributors of non-alcoholic beverages;

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.
●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.

Tema Luxury ETF
TEMA LUXURY ETF – FUND SUMMARY
Investment Objective
Tema Luxury ETF (the “Fund”) seeks to provide long-term growth.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema Luxury ETF Tema Luxury ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema Luxury ETF | Tema Luxury ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Tema Luxury ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in common and preferred stocks of publicly listed companies that are contained within a recognized global luxury index, such as the S&P 500 Global Luxury Index or other comparable luxury index. Companies in the luxury industry can encompass the following types of providers of luxury goods and services: brand owners, manufacturers, distributors, wholesalers, retailers, technology providers, and online platforms. Products or services deemed of relevance to the luxury industry can include the following categories of luxury goods and services: apparel, leather goods, jewelry, watches, shoes, beauty, eyewear, automobiles, boats, aircrafts, hotels and buildings, food and beverage, furniture, homeware, and art. In this context luxury goods and services are defined as those having higher quality and craftmanship than the average product and service available to consumers and consequently sold at a premium price point and marketed to relatively high net worth consumers.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in Europe and the United States.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.

Tema Oncology ETF
TEMA ONCOLOGY ETF – FUND SUMMARY
Investment Objective
Tema Oncology ETF (the “Fund”) seeks to provide long-term growth.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema Oncology ETF Tema Oncology ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1]	Tema Global Limited (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema Oncology ETF | Tema Oncology ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Tema Oncology ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed companies that derive at least 50% of revenues from oncology. The Adviser will use internal research and analysis based on company disclosure (such as 10-K filings, company presentations, capital markets day presentations) and other publicly available sources (e.g., sell-side research, biotechnology industry publications etc.) to make this assessment. Example companies include large pharmaceutical firms, diagnostic focused businesses with products used to diagnose cancer (such as liquid biopsies or cancer genomic screening), medical device companies focused on cancer treatment, and healthcare service providers with a specific strategic focus on helping treat and manage cancer.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States and Europe.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.

Tema Emerging Markets Financial Incusion ETF
TEMA EMERGING MARKETS FINANCIAL INCLUSION ETF – FUND SUMMARY
Investment Objective
Tema Emerging Markets Financial Inclusion ETF (the “Fund”) seeks to provide long-term growth.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema Emerging Markets Financial Incusion ETF Tema Emerging Markets Financial Incusion ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1]	Tema Global Limited (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time. The Adviser may not terminate the fee waiver during the contractual period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema Emerging Markets Financial Incusion ETF | Tema Emerging Markets Financial Incusion ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Tema Emerging Markets Financial Inclusion ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in foreign common and preferred stocks of publicly listed emerging markets (excluding China) companies that are classified within the Financials Sector of the Global Industry Classification Standards (GICS). For the purposes of the foregoing policy, a financial services company is considered economically tied to the aforementioned industries and furthers financial inclusion if its products and services directly or indirectly improve access of individuals and businesses to financial products and services that meet their financial needs including but not limited to transactions, payments, mobile payments, peer-to-peer lending, savings, equity, financial analytics software, credit and insurance. The Adviser will use, in selecting which companies to include in the thematic universe, its own internal research and analysis, based on company materials (such as annual reports, websites, strategic and sell-side conference presentations) and other sources (publications focused on the financial and financial technology industries, and external research by sell-side banks or consultancy firms). Companies will be included as part of the universe if, in the opinion of the Adviser, factors such as company strategy, product set, revenue segments, or future product/service development plans, indicate that they have a significant exposure to financial products or services that further financial inclusion. These companies will leverage technology for their operations. and will operate in one of the following sub-industries: payments, insurance, banking, lending, investing, capital markets, asset management, broking, and digital commerce. The Fund defines emerging markets using the MSCI Country Classification Standards.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in emerging markets, and in particular in India, Brazil, South Korea, Singapore, and Indonesia.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.

Tema Monopolies and Oligopolies ETF
TEMA MONOPOLIES AND OLIGOPOLIES ETF – FUND SUMMARY
Investment Objective
Tema Monopolies and Oligopolies ETF (the “Fund”) seeks to provide long-term growth.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema Monopolies and Oligopolies ETF Tema Monopolies and Oligopolies ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1]	Tema Global Limited (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema Monopolies and Oligopolies ETF | Tema Monopolies and Oligopolies ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Tema Monopolies and Oligopolies ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies where the Herfindahl–Hirschman (HHI) index of the market of operation representing more than 50% of the company’s revenue is above 2,500. HHI index is a widely used and commonly accepted measure of market concentration. HHI is calculated by squaring the market shares of each competing firm and then summing the numbers. The HHI takes into account the relative size distribution of the firms in a market. It approaches zero when a market is occupied by a large number of firms of relatively equal size and reaches its maximum of 10,000 points when a market is controlled by a single firm. The HHI increases both as the number of firms in the market decreases and as the disparity in size between those firms increases. For example, for a market consisting of four firms with shares of 30, 30, 20, and 20 percent, the HHI is 2,600 (302 + 302 + 202 + 202 = 2,600). The U.S. Department of Justice generally considers 2,500 as the level above which an industry is “highly concentrated”. These companies are considered to operate in a monopolistic or oligopolistic industry structure and occupy a non-substitutable position in an economic value chain if by virtue of, but not limited to, physical assets (e.g., infrastructure), high switching costs, regulation, and economies of scale such that their products and services cannot be easily substituted by the connected participants in the economic value chain. The sub-industry universe includes industries such as rail roads, airports, toll roads, stock exchanges, ratings agencies, data companies, credit agencies, payments companies, certain medical devices, patented pharmaceuticals.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States and Canada. The Fund may invest up to 25% of its assets in emerging markets.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.

Tema American Reshoring ETF
TEMA AMERICAN RESHORING ETF – FUND SUMMARY
Investment Objective
Tema American Reshoring ETF (the “Fund”) seeks to provide long-term growth.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema American Reshoring ETF Tema American Reshoring ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1]	Tema Global Limited (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time. The Adviser may not terminate the fee waiver during the contractual period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema American Reshoring ETF | Tema American Reshoring ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Tema American Reshoring ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, common and preferred stocks of publicly listed companies domiciled in the United States that are directly or indirectly economically tied to the rebuilding, bringing back of overseas economic activity, and revitalization of the American (i.e., United States) industrial base (“reshoring companies”). Reshoring companies are companies that have publicly announced, indicated in public filings or otherwise communicated major initiatives to reshore jobs, manufacturing and other business activities to the U.S. including announcements of new factory or production facility openings in the U.S., expansions in the U.S. that aim to create several thousand jobs and/or plans for multi-billion-dollar U.S. projects involving reshoring. Reshoring is the economic process of companies transferring business operations that were previously moved overseas or planned to be moved overseas back to the United States. This economic trend benefits both firms that are engaged in the reshoring of their own operations and also firms that provide products and services supporting other reshoring firms. The Adviser will rely on press coverage, trade groups, equity and debt offering filings and publications specialized in reshoring (e.g. Reshore Now, Reshoring Initiative) to identify top companies reshoring. The Adviser will, using company disclosures, such as earnings conference calls, company presentations, capital markets days, and external research (especially specialist industrial and reshoring focused publications) identify, using factors such as segment revenue, growth drivers, strategic plans, the aforementioned firms for inclusion in the reshoring thematic universe. This includes, but is not limited to, firms that operate in the following sub-industries: industrial products, industrial services, materials, transportation, manufacturing, distribution, facilities services, capital goods, engineering, commercial and professional services, infrastructure, building products, electrical equipment, construction. Specific examples include a major semiconductor producer establishing a new fab (manufacturing facility) in the United States, aggregates (hard materials) firms benefitting from the rebuilding of infrastructure connected to new re-shored factories, or automation-focused businesses that install equipment in these new factories.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Canada, and Europe.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.

Tema Alternative Investment Managers ETF
TEMA ALTERNATIVE INVESTMENT MANAGERS ETF – FUND SUMMARY
Investment Objective
Tema Alternative Investment Managers ETF (the “Fund”) seeks to provide long-term growth.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tema Alternative Investment Managers ETF Tema Alternative Investment Managers ETF
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1]	Tema Global Limited (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 30, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Tema Alternative Investment Managers ETF | Tema Alternative Investment Managers ETF | USD ($)	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	77	291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies of the Fund

Under normal circumstances, the Tema Alternative Investment Managers ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed asset management companies within the Asset Management and Custody Banks sub-industry category according to the GICS categorization. The Adviser, through internal research and analysis using company disclosures (such as 10-Ks, websites and corporate presentations), will assess the current types of assets under management and/or future potential types of assets under management (either via partnerships or merger and acquisitions), to establish whether the company derives more than 50% of its revenues from alternative assets (defined as non-traditional assets not directly related to the management of stocks, bonds, or cash) management and investment services and hence the firm is part of the thematic universe. Examples of alternative assets that a company may manage include private equity, private debt, hedge funds, commodities, real estate, collectibles, and structured financial products.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.
●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund
Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.tema.co.